Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Long Term Borrowings Other Than Bank Loan [Line Items]
Summary of Long Term Borrowings Other Than Bank Loans

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Secured Term Loan Facility due November 30, 2025
Current portion	$—	$3.6
Long-term portion	—	378.3

	$—	$381.9

Algoma Docks Term Loan Facility due May 31, 2025
Current portion	$—	$11.1
Long-term portion	—	64.9

	$—	$76.0

Less: unamortized financing costs
Current portion	$—	$1.1
Long-term portion	—	3.9

	$—	$5.0

	$—	$452.9

Current portion of long-term debt	$—	$13.6
Long-term portion of long-term debt	—	439.3

	$—	$452.9

Summary of Company's Long-term Debt Facilities Arising From Financing Activities
The changes in the Company’s bank indebtedness for the years ended March 31, 2022 and March 31, 202
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 arising from financing activities are presented below:

Balance at March 31, 2020	$256.2
Revolving Credit Facility drawn	173.3
Repayment of Revolving Credit Facility	(318.4)
Exchange	(21.0)

Balance at March 31, 2021	$90.1
Revolving Credit Facility drawn	18.3
Repayment of Revolving Credit Facility	(105.1)
Foreign exchange	(3.2)

Balance at March 31, 2022	$0.1

Secured Term Loans And Algoma Dock Term Loan [Member]
Disclosure Of Long Term Borrowings Other Than Bank Loan [Line Items]
Summary of Company's Long-term Debt Facilities Arising From Financing Activities

	Secured Term Loan Facility	Algoma Docks Term Loan Facility
Balance at March 31, 2019	$372.9	$95.9
Facility repaymen t	(3.8)	(6.5)
Unwinding of issuance costs of debt facilit y	1.2	—
Foreign exchang e	19.6	5.0
Balance at March 31, 2020	$389.9	$94.4
Interest payment in kind	33.2	—
Facility repayment	(3.8)	(8.8)
Unwinding of issuance costs of debt facility	1.2	—
Foreign exchange	(43.4)	(9.6)

Balance at March 31, 2021	$377.0	$76.0
Facility repayment	(381.8)	(76.0)
Unwinding of issuance costs of debt facility	5.2	—
Foreign exchange	(0.4)	—

Balance at March 31, 2022	$—	$—

F-3
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